Related Party Transactions (Houston Electric and CERC) (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of Money Pool Investment and Borrowing [Table Text Block]

Houston Electric and CERC participate in a money pool through which they can borrow or invest on a short-term basis. Funding needs are aggregated and external borrowing or investing is based on the net cash position. The net funding requirements of the money pool are expected to be met with borrowings under CenterPoint Energy’s revolving credit facility or the sale of CenterPoint Energy’s commercial paper.

The table below summarizes CenterPoint Energy money pool activity:

	December 31, 2019		December 31, 2018
	Houston Electric	CERC	Houston Electric	CERC
	(in millions)
Money pool investments (borrowings) (1)	$481	$—	$(1)	$114
Weighted average interest rate	1.98%	1.98%	2.42%	2.42%

(1)
Included in Accounts and notes receivable (payable)–affiliated companies in Houston Electric’s and CERC’s Consolidated Balance Sheets.

Schedule of Related Party Transactions [Table Text Block]

Houston Electric and CERC affiliate-related net interest income (expense) were as follows:

	Year Ended December 31,
	2019		2018		2017
	Houston Electric	CERC	Houston Electric	CERC	Houston Electric	CERC
	(in millions)
Interest income, net (1)	$18	$4	$1	$—	$2	$—

(1)
Interest income is included in Other income (expense), net and interest expense is included in Interest and other finance charges on Houston Electric’s and CERC’s respective Statements of Consolidated Income.

Amounts charged for these services are included primarily in operation and maintenance expenses:

	Year Ended December 31,
	2019		2018		2017
	Houston Electric	CERC	Houston Electric	CERC	Houston Electric	CERC
	(in millions)
Corporate service charges	$177	$141	$190	$147	$188	$128
Net affiliate service charges (billings)	(8)	8	(17)	17	(9)	9

The table below presents transactions among Houston Electric, CERC and their parent, Utility Holding.

	Year Ended December 31,
	2019		2018		2017
	Houston Electric	CERC	Houston Electric	CERC	Houston Electric	CERC
	(in millions)
Cash dividends paid to parent	$376	$120	$209	$360	$180	$601
Cash contribution from parent	590	129	200	960	—	38
Capital distribution to parent associated with the Internal Spin (1)	—	28	—	1,473	—	—

(1)
The capital distribution in 2019 associated with the Internal Spin is a result of the return to accrual for the periods of CERC’s ownership during 2018.